RETIREMENT AND POSTRETIREMENT BENEFITS (Details 5) (Level 3, CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3
Changes in the net fair value of plan assets classified as Level 3
Fair value of plan assets at beginning of year	126	85
Unrealized and realized gains	26	7
Purchases and settlements, net	(20)	34
Fair value of plan assets at end of year	132	126